Cash and cash equivalents (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2010
Cash and cash equivalents
Cash	$ 1,084			$ 945
Short-term investments	6,867			2,586
Cash and cash equivalents, Total	$ 7,951	$ 4,083	$ 4,992	$ 3,531	$ 7,565	$ 13,227	$ 7,584
Maturity period for classifying short-term investments as cash equivalents, maximum (in months)	3 months